Stock-Based Compensation (Details) - Schedule of Weighted Average Fair Value of Stock Options Granted - Management Stock Option Plan [Member] - C-Options [Member] - Option pricing model [member] - $ / shares
	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
C-Options
Weighted average fair value of the underlying share (in Dollars per share)			$ 106.26
Exercise price (in Dollars per share)			$ 102.5
Risk-free interest rate			0.20%
Expected volatility			45.00%
Expected life			3 years
Dividend yield			0.00%